LG QRAFT AI-POWERED U.S. LARGE CAP CORE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

c

Common Stocks — 99.0%	Shares	Fair Value
Communications — 8.6%
Alphabet, Inc., Class A	20	$7,123
AT&T, Inc.	1,657	38,525
Booking Holdings, Inc.	43	8,294
Comcast Corporation, Class A	1,645	39,414
Electronic Arts, Inc.	139	29,171
Meta Platforms, Inc., Class A	10	5,567
Verizon Communications, Inc.	290	13,575
Warner Bros Discovery, Inc.(a)	1,919	50,470
		192,139
Consumer Discretionary — 13.7%
Amazon.com, Inc.(a)	356	96,682
Carnival Corp Ltd.	492	13,683
Copart, Inc.(a)	869	25,305
Coupang, Inc.(a)	950	15,533
Ford Motor Company	2,998	44,011
NIKE, Inc., Class B	171	7,132
O'Reilly Automotive, Inc.(a)	66	5,897
Tesla, Inc.(a)	230	71,578
TJX Companies, Inc. (The)	27	4,248
Viking Holdings Ltd.(a)	161	16,800
Yum! Brands, Inc.	24	3,679
		304,548
Consumer Staples — 4.6%
Archer-Daniels-Midland Company	63	4,994
Kenvue, Inc.	1,939	37,306
Keurig Dr Pepper, Inc.	832	25,892
Philip Morris International, Inc.	18	3,435
Sysco Corporation	43	3,665
The Kraft Heinz Company	1,056	27,298
		102,590
Energy — 4.5%
Cheniere Energy, Inc.	18	4,744
EOG Resources, Inc.	23	3,420
EQT Corporation	700	37,303
Kinder Morgan, Inc.	1,299	41,801
Targa Resources Corporation	34	9,193
Texas Pacific Land Corporation	8	3,221
		99,682
Financials — 11.0%
Apollo Global Management, Inc.	68	8,540
Arthur J. Gallagher & Company	34	8,480
Bank of America Corporation	50	3,098
Blackrock, Inc.	5	5,452
Brookfield Asset Management Ltd.	195	9,438
Brookfield Corporation	364	15,482
Charles Schwab Corporation (The)	31	3,262
Huntington Bancshares, Inc.	2,417	41,186
JPMorgan Chase & Company	162	56,989
Morgan Stanley	22	4,629
NU Holdings Ltd./Cayman Islands, Class A(a)	2,870	41,127
Raymond James Financial, Inc.	46	8,095
Rocket Companies, Inc., Class A(a)	943	12,165
Truist Financial Corporation	350	18,144
Wells Fargo & Company	86	7,435
		243,522

Common Stocks — 99.0% (continued)	Shares	Fair Value
Health Care — 4.5%
Bristol-Myers Squibb Company	150	$9,797
Cardinal Health, Inc.	12	2,760
Centene Corporation(a)	47	2,925
Humana, Inc.	6	2,183
Medtronic PLC	99	8,454
Moderna, Inc.(a)	290	15,898
Natera, Inc.(a)	34	9,103
Pfizer, Inc.	1,459	36,489
Revolution Medicines, Inc.(a)	40	7,501
Royalty Pharma PLC, Class A	79	4,616
		99,726
Industrials — 4.5%
3M Company	17	2,997
Axon Enterprise, Inc.(a)	6	3,167
CSX Corporation	346	17,438
Dover Corporation	24	4,911
Fastenal Company	499	23,807
GE Vernova, Inc.	29	28,719
General Dynamics Corporation	10	3,834
Otis Worldwide Corporation	172	12,375
Xylem Inc	27	3,158
		100,406
Real Estate — 3.3%
Digital Realty Trust, Inc. - REIT	74	13,950
Realty Income Corporation - REIT	240	15,330
Ventas, Inc. - REIT	87	8,135
VICI Properties, Inc. - REIT	1,364	35,941
		73,356
Technology — 33.6%*
Accenture PLC, Class A	107	17,753
Advanced Micro Devices, Inc.(a)	168	79,994
Apple, Inc.	294	90,820
Applied Materials, Inc.	8	4,061
Broadcom, Inc.	18	7,007
Intel Corporation(a)	730	65,846
Lam Research Corporation	9	2,637
Marvell Technology, Inc.	183	34,323
Micron Technology, Inc.	145	119,340
Microsoft Corporation	229	106,420
Motorola Solutions, Inc.	5	2,179
NVIDIA Corporation	583	117,038
Oracle Corporation	17	2,208
Palantir Technologies, Inc., Class A(a)	25	3,077
PayPal Holdings, Inc.	141	8,067
Sandisk Corporation(a)	62	75,319
Seagate Technology Holdings PLC	3	2,568
Teledyne Technologies, Inc.(a)	6	3,933
Western Digital Corporation	7	3,814
		746,404
Utilities — 10.7%
American Electric Power Company, Inc.	109	13,936
Atmos Energy Corporation	18	3,110
CenterPoint Energy, Inc.	924	38,844
Dominion Energy, Inc.	210	14,526
Exelon Corporation	698	31,982
FirstEnergy Corporation	679	32,802
NextEra Energy, Inc.	150	13,038
NRG Energy, Inc.	54	7,252

LG QRAFT AI-POWERED U.S. LARGE CAP CORE ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2026

Common Stocks — 99.0% (continued)	Shares	Fair Value
Utilities — 10.7% (continued)
PG&E Corporation	1,356	$23,567
PPL Corporation	1,055	37,147
Public Service Enterprise Group, Inc.	98	7,515
Sempra	145	12,840
		236,559

Total Common Stocks
(Cost $2,039,077)		2,198,932

Total Investments — 99.0%
(Cost $2,039,077)		2,198,932

Other Assets in Excess of Liabilities — 1.0%		21,784

Total Net Assets — 100.0%		$2,220,716

LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.

+	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.